DEBT (Tables) - Athena Technology Solutions Holdings, LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Line of Credit Facility [Line Items]
Schedule of Debt
The Company had the following debt outstanding as of March 31, 2026 and December 31, 2025 (in thousands):

	March 31, 2026	December 31, 2025
Term Loans	$258,455	$259,135
Revolving Credit Facility	—	—
Less: unamortized debt issuance costs	(571)	(635)

Total debt	$257,884	$258,500

The Company had the following debt outstanding as of December 31, 2025 and 2024:

(In thousands)	December 31,
	2025	2024
Term Loans	$259,135	$261,855
Revolving Credit Facility	—	—
Less: unamortized debt issuance costs	(635)	(1,438)

Total debt	$258,500	$260,417

Schedule Of Maturities Of Short And Long Term Debt	Future principal maturities of debt are due as follows (in thousands):

Year ending December 31, 2026	$2,040
Year ending December 31, 2027	2,720
March 18, 2028	253,695

Total debt maturities	$258,455

Future principal maturities of debt are due as follows:

(In thousands)
Year ending December 31, 2026	$2,720
Year ending December 31, 2027	2,720
March 18, 2028	253,695

Total debt maturities	$259,135